PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Leasehold improvements	$761	$694
Computers, hardware and software	95	95
Research and development equipment	740	788
Other equipment	933	824
Construction in progress	15,507	12,986
	18,036	15,387
Less accumulated depreciation and amortization	(1,151)	(717)
Total property and equipment, net	$16,885	$14,670

Impairment of construction in progress assets

During the year ended December 31, 2024, we recorded a non-cash charge to impair and abandon construction in progress assets related to an electric motor technology that was replaced in the Company’s production plan. In December of 2023, we recorded non-cash impairment charges of $1.7 million related to changes in the Company’s plans for its battery manufacturing line. The construction in progress asset impairment charges in each period were recorded to research and development expenses.